Earnings Per Share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders-basic | ¥		¥ 8,816,835	¥ 8,749,004	¥ 6,809,056
Plus: Interest expense of convertible senior notes | ¥		150,512	145,451	45,809
Net income attributable to ordinary shareholders-diluted | ¥		¥ 8,967,347	¥ 8,894,455	¥ 6,854,865
Shares (Denominator):
Weight average ordinary shares outstanding-basic		804,875,816	807,739,616	809,442,862
Dilutive effect of convertible senior notes		33,566,100	31,209,067	10,830,669
Weight average ordinary shares outstanding-diluted		838,441,916	838,948,683	820,273,531
Earnings per share-basic (in CNY per share) | (per share)	$ 1.5	¥ 10.95	¥ 10.83	¥ 8.41
Earnings per share-diluted (in CNY per share) | (per share)	$ 1.47	¥ 10.7	¥ 10.6	¥ 8.36
Employee Stock Option
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		916,200
Related Party | Zto Es Holding Limited ("ZTO ES")
Shares (Denominator):
Anti-dilutive securities excluded from the calculation of diluted net loss per share		3,941,928	5,147,411	6,024,675